The Hartford Mutual Funds, Inc.
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087

December 3, 2015

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc., on behalf of Hartford Multi-Asset Income Fund
File Nos. 333-02381/811-07589

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus supplement, dated November 12, 2015, for Hartford Multi-Asset Income Fund. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction
C.3.(g) of Form N-1A.

If you have any questions or comments about the filing, please feel free to contact the undersigned at (610) 386-4077.

Sincerely,

/s/ Lisa D. Zeises

Lisa D. Zeises
Assistant Secretary